Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ 3,163	¥ (11,454)	¥ (74,902)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(3,231)	(2,614)	(1,793)
Net unrealized gains (losses) on investment securities	(59)	776	(244)
Pension related adjustment	(121)	1,566	(4,935)
Total other comprehensive income (loss)	(3,411)	(272)	(6,972)
Total comprehensive income (loss)	¥ (248)	¥ (11,726)	¥ (81,874)